SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS - Valuation of options and warrants (Details)	12 Months Ended
	Dec. 31, 2023 Y £ / shares	Dec. 31, 2022 Y £ / shares
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Grant date share price	£ 0.14
Exercise price	£ 0.13
Volatility	187.00%
Life | Y	10
Risk Free interest rate	3.40%
Dividend yield	0.00%	0.00%
Minimum
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Grant date share price		£ 0.94
Exercise price		£ 0.94
Volatility		91.00%
Life | Y		5
Risk Free interest rate		1.60%
Maximum
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Grant date share price		£ 1.57
Exercise price		£ 1.57
Volatility		169.00%
Life | Y		10
Risk Free interest rate		3.60%